Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes
Schedule of income (loss) before income taxes

	Year Ended December 31,
	2014	2015	2016
	(In thousands, except percentage)
Income (Loss) before income tax expenses	$(64,340)	$36,780	$109,980
Loss from non-China operations	$(54,073)	$(28,016)	$(60,193)
Income (Loss) from China operations	$(10,267)	$64,796	$170,173
Income tax expense applicable to China operations	$1,128	$2,591	$4,316
Effective tax rate for China operations	(11.0)%	4.0%	2.5%

Schedule of current and deferred portion of income tax expenses (benefits)

	Years Ended December 31,
	2014	2015	2016
	(In thousands)
Deferred tax expenses (benefits)	$866	$(977)	$(4,630)
Current income tax expenses	262	3,568	8,946

Income tax expenses	$1,128	$2,591	$4,316

Schedule of reconciliation between the statutory EIT rate and the effective tax rate for China operations

	Year Ended December 31,
	2014	2015		2016
Statutory EIT rate	25.0%	25.0%		25.0%
Effect on tax holiday	—	(24.2	) %	(29.6)%
Permanent differences	2.2%	0.5%		1.2%
Change in valuation allowance	(38.2)%	2.7%		5.9%

Effective tax rate for China operations	(11.0)%	4.0%		2.5%

Schedule of significant components of deferred tax assets and liabilities for the Group

	As of December 31,
	2015	2016
	(In thousands)
Deferred tax assets:
Net operating loss carry forwards	$41,604	$32,158
Less: valuation allowance	(41,604)	(32,158)
Depreciation, accounts receivable, accrued and other liabilities	4,550	13,957
Less: valuation allowance	(3,057)	(8,576)

Net deferred tax assets	$1,493	$5,381

Deferred tax liabilities:
Acquired intangible assets	$477	$274
Depreciation	295	362
Others	566	181

Total deferred tax liabilities	$1,338	$817